UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment          [  ];  Amendment Number:
                                                           ----------

This Amendment (Check only one): [  ]   is a restatement.
                                 [  ]   adds new entries.

Institutional Investment Manager Filing this Report:

Name:        RA Capital Management, LLC
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Address:     20 Park Plaza, Suite 1200
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             Boston, MA 02116
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Form 13F File Number:       28-12884
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Kolchinsky
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Title:       Manager
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Phone:       (617) 778-2500
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Signature, Place, and Date of Signing

/s/ Peter Kolchinsky                     Boston, MA            November 14, 2012
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           [Signature]                 [City, State]               [Date]

Report Type (Check only one):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Tabel Entry Total:         26
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Form 13F Information Table Value Total:         239,927
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                                                (thousands)


List of Other Included Managers:      NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
          --------             --------      --------    --------   --------            --------   --------          --------

                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE / SHARED / NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC         COM       004225 10 8   11,176  4,417,583  SH          SOLE        N/A    4,417,583
ACHILLION PHARMACEUTICALS IN       COM       00448Q 20 1   21,884  2,103,185  SH          SOLE        N/A    2,103,185
ANACOR PHARMACEUTICALS INC         COM       032420 10 1   16,738  2,543,758  SH          SOLE        N/A    2,543,758
ANTHERA PHARMACEUTICALS INC        COM       03674U 10 2    2,922  2,939,971  SH          SOLE        N/A    2,939,971
ARTHROCARE CORP                    COM       043136 10 0   14,230    439,186  SH          SOLE        N/A      439,186
CORONADO BIOSCIENCES INC           COM       21976U 10 9    9,240  1,777,019  SH          SOLE        N/A    1,777,019
DERMA SCIENCES INC            COM PAR $.01   249827 50 2   13,010  1,253,419  SH          SOLE        N/A    1,253,419
DYAX CORP                          COM       26746E 10 3   22,175  8,528,940  SH          SOLE        N/A    8,528,940
HORIZON PHARMA INC                 COM       44047T 10 9      350    100,000  SH  PUT     SOLE        N/A            0
IMMUNOGEN INC                      COM       45253H 10 1    1,383     94,801  SH          SOLE        N/A       94,801
INSMED INC                         COM       457669 30 7   11,189  2,459,039  SH          SOLE        N/A    2,459,039
MELA SCIENCES INC                  COM       55277R 10 0    1,605    500,000  SH  PUT     SOLE        N/A            0
NOVAVAX INC                        COM       670002 10 4   28,512 13,200,000  SH          SOLE        N/A   13,200,000
ONCOGENEX PHARMACEUTICALS IN       COM       68230A 10 6    7,417    523,425  SH          SOLE        N/A      523,425
SANGAMO BIOSCIENCES INC            COM       800677 10 6   12,967  2,132,659  SH          SOLE        N/A    2,132,659
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517Q AA 8      250  1,000,000 PRN          SOLE        N/A    1,000,000
SENOMYX INC                        COM       81724Q 10 7    5,238  2,757,076  SH          SOLE        N/A    2,757,076
SEQUENOM INC                     COM NEW     817337 40 5    5,330  1,510,000  SH CALL     SOLE        N/A            0
SUNESIS PHARMACEUTICALS INC      COM NEW     867328 60 1   14,558  2,585,816  SH          SOLE        N/A    2,585,816
SYNERGY PHARMACEUTICALS DEL      COM NEW     871639 30 8    1,240    259,383  SH          SOLE        N/A      259,383
TRANZYME INC                       COM       89413J 10 2    2,085    467,533  SH          SOLE        N/A      467,533
VANDA PHARMACEUTICALS INC          COM       921659 10 8    9,490  2,354,793  SH          SOLE        N/A    2,354,793
VENTRUS BIOSCIENCES INC            COM       922822 10 1    4,457  1,245,000  SH          SOLE        N/A    1,245,000
VERASTEM INC                       COM       92337C 10 4    5,237    557,766  SH          SOLE        N/A      557,766
XOMA CORP DEL                      COM       98419J 10 7   11,421  3,095,115  SH          SOLE        N/A    3,095,115
YM BIOSCIENCES INC                 COM       984238 10 5    5,822  3,163,974  SH          SOLE        N/A    3,163,974